Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Noah Investment and its Subsidiaries included in Consolidated Financial Statements

The following amounts of Noah Investment and its subsidiaries were included in the Group’s consolidated financial statements:

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	2,666,520	13,121,222
Restricted cash	79,442	80,256
Short-term investments	—	15,150,847
Accounts receivable, net of allowance for doubtful accounts	104,793	187,783
Other current assets	838,014	2,005,541
Amounts due from the Group’s subsidiaries	9,062,387	—
Deferred tax assets	423,704	478,015
Property and equipment, net	846,202	1,090,055
Investment in affiliates	—	6,055,204
Other non-current assets	77,911	150,946

Total assets	14,098,973	38,319,869

Accrued payroll and welfare expenses	171,725	793,300
Income tax payable	(19,597)	521,197
Current uncertain tax position liabilities	322,378	—
Amounts due to the Group’s subsidiaries	—	18,475,369
Other current liabilities	141,082	1,252,490
Non-current uncertain tax position liabilities	1,004,714	1,015,003
Other long-term obligations	—	28,197

Total liabilities	1,620,302	22,085,556

	As of December 31,
	2010	2011	2012*
	$	$	$
Net revenues	4,158,482	2,417,148	7,233,911
Operating cost and expenses	(2,532,972)	(4,011,731)	(6,409,491)
Other income	269,440	159,745	200,319
Net income (loss) attributable to Noah Shareholders	1,387,515	(1,038,704)	1,086,355
Cash flows provided by (used in) operating activities **	5,829,563	(14,752,747)	29,624,846
Cash flows (used in) provided by investing activities	(836,028)	1,672,073	(21,368,983)
Cash flows provided by financing activities	—	—	2,178,103

*	Tianjin Gefei’s result of operations and cash flows are included in the presentation starting from March 2012.
**	Cash flows provided by financing activities in 2012 include amounts due to the Group’s subsidiaries of $18,475,369.

Third Party Product Providers Or Underlying Corporate Borrowers which Accounted for Ten Percent or More of Total Revenues

The following table summarizes product providers or underlying corporate borrowers which accounted for 10% or more of total revenues.

	Revenues
	Years Ended December 31,
	2010	2011		2012
	$	$		$
A	6,485,735		*		*

*	Less than 10% in the stated periods.

Estimated Useful Lives of Property and Equipment

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years